7. DEPOSITS	12 Months Ended
Sep. 30, 2012
Banking and Thrift [Abstract]
DEPOSITS

7. DEPOSITS

Deposits are summarized as follows:

	September 30,
	2012	2011

Non-interest bearing demand account	$ 93,410	$ 80,491
Interest bearing:
NOW accounts	126,858	110,331
Passbook and regular savings	198,667	190,727
Money funds accounts	55,252	54,970
Certificates of deposit	143,535	162,063

	$ 617,722	$ 598,582

Certificates of deposit of $100 or more amounted to $58,752 and $63,748 at September 30, 2012 and 2011, respectively.

Certificates of deposit at September 30, 2012 mature as follows:

Less than one year	$53,388
1-2 years	$36,558
2-3 years	$29,349
3-4 years	$12,842
4-5 years	$3,753
Over 5 years	$7,645
TOTAL	$143,535